Overlay Shares Core Bond ETF
Schedule of Investments
May 31, 2023 (Unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.5%
Exchanged Traded Funds - 99.5%
iShares Core U.S. Aggregate Bond ETF (a)(b)	502,417	$49,523,244
TOTAL EXCHANGE TRADED FUNDS (Cost $57,967,590)		49,523,244

MONEY MARKET FUNDS - 1.7%
First American Government Obligations Fund - Class X, 4.97% (c)	835,991	835,991
TOTAL MONEY MARKET FUNDS (Cost $835,991)		835,991

	Number of		Notional
	Contracts (d)		Value
PURCHASED OPTIONS - 0.2%
PURCHASED PUT OPTIONS - 0.2%
CBOE S&P 500 Index
Expiration: June 2023, Exercise Price: $4,070 (e)	23	$6,728	$9,613,609
Expiration: June 2023, Exercise Price: $4,070 (e)	24	27,840	10,031,592
Expiration: June 2023, Exercise Price: $4,090 (e)	24	27,720	10,031,592
Expiration: June 2023, Exercise Price: $4,170 (e)	23	57,040	9,613,609
TOTAL PURCHASED OPTIONS (Cost $146,183)		119,328

Total Investments (Cost $58,949,764) - 101.4%		50,478,563
Other Assets and Liabilities, net - (1.4)%		(717,629)
TOTAL NET ASSETS - 100.0%		$49,760,934

Percentages are stated as a percent of net assets.
CBOE	Chicago Board Options Exchange
(a)
Fair value of this security exceeds 25% of the Fund's net assets. Additional information for this security, including the financial statements, is available from the SEC's EDGAR database at www.sec.gov.

(b)	All or a portion of the security is segregated as collateral for written options. The value of the security segregated as collateral for written options is $45,711,246.
(c)	The rate shown is the seven-day yield at period end.
(d)	Each contract has a multiplier of 100.
(e)	Held in connection with a written option, see Schedule of Written Options for more detail.

Overlay Shares Core Bond ETF
Schedule of Written Options
May 31, 2023 (Unaudited)
	Number of		Notional
	Contracts (a)	Value	Value
WRITTEN OPTIONS - (0.5)%
WRITTEN PUT OPTIONS - (0.5)%
CBOE S&P 500 Index
Expiration: June 2023, Exercise Price: $4,130	23	$21,045	$9,613,609
Expiration: June 2023, Exercise Price: $4,130	24	50,880	10,031,592
Expiration: June 2023, Exercise Price: $4,150	24	55,560	10,031,592
Expiration: June 2023, Exercise Price: $4,230	23	130,525	9,613,609
TOTAL WRITTEN OPTIONS (Premiums Received $264,958)		$258,010

Percentages are stated as a percent of net assets.
CBOE Chicago Board Options Exchange
(a)	Each contract has a multiplier of 100.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund's investments carried at fair value as of May 31, 2023:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Exchange Traded Funds	$49,523,244	$-	$-	$49,523,244
Money Market Funds	835,991	-	-	835,991
Purchased Put Options	-	119,328	-	119,328
Total Investments - Assets	$50,359,235	$119,328	$-	$50,478,563
Other Financial Instruments - Liabilities:
Written Put Options	$-	$258,010	$-	$258,010